20. CASH FLOWS USED FOR PURCHASE OF INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Cash Flows Used For Purchase Of Intangible Assets
CASH FLOWS USED FOR PURCHASE OF INTANGIBLE ASSETS
IN MILLIONS OF USD	2017	2016	2015
Additions of intangible assets (note 19)	(8.2)	(5.7)	(3.0)
Total Cash Flow	(8.2)	(5.7)	(3.0)